Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Related party revenue		$ 588,720	$ 25,097	$ 994,098	$ 25,097	$ 300,053
Diluted	[1]	26,414,009	22,272,478	24,793,466	22,272,478	22,272,478	16,707,410
Diluted		$ (0.07)	$ (0.02)	$ (0.16)	$ (0.04)	$ (0.33)	$ (0.15)

[1]	Giving retroactive effect to reverse recapitalization effected on March 11, 2024